THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Flexible Premium Variable Life Account M
Lincoln AssetEdge® VUL, Lincoln AssetEdge® Exec VUL, Lincoln AssetEdge® VUL 2015, Lincoln AssetEdge® Exec VUL 2015, Lincoln AssetEdge® VUL 2019,
Lincoln AssetEdge® Exec VUL 2019, Lincoln AssetEdge® VUL 2019-2,
Lincoln AssetEdge® Exec VUL 2019-2, Lincoln AssetEdge® VUL 2020,
Lincoln AssetEdge® Exec VUL 2020, Lincoln AssetEdge® VUL 2022,
Lincoln AssetEdge® VUL 2022-2, Lincoln VULONE, Lincoln VULONE 2005, Lincoln VULONE 2007, Lincoln VULONE 2012, Lincoln VULONE 2014, Lincoln VULONE 2019, Lincoln VULONE 2021,
Lincoln LifeGoalsSM, Lincoln VULcv-IV, Lincoln VULdb-IV, Lincoln VULcv II, Lincoln VULcv-III, Lincoln VULdb, Lincoln VULdb-II,
Lincoln Momentum VULone, Lincoln Momentum VULone 2005,
Lincoln Momentum VULone 2007,
Lincoln InReach VULone 2014

Lincoln Life Flexible Premium Variable Life Account R
Lincoln SVUL-IV, Lincoln PresevationEdge® SVUL, Lincoln SVULONE 2013,
Lincoln SVULONE 2016, Lincoln SVULONE 2019, Lincoln SVULONE 2021, Lincoln SVULONE, Lincoln SVULONE 2007, Lincoln SVUL-II, Lincoln SVUL-III, Lincoln Momentum SVULone,
Lincoln Momentum SVULone 2007

Lincoln Life Flexible Premium Variable Life Account S
Lincoln Corporate Commitment® VUL, Lincoln Corporate Variable 5, Lincoln Corporate ExecSM VUL, Lincoln Corporate Variable 4, Lincoln CVUL Series III

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln Life & Annuity Flexible Premium Variable Life Account M
Lincoln AssetEdge® VUL 2015, Lincoln AssetEdge® Exec VUL 2015, Lincoln AssetEdge® VUL, Lincoln AssetEdge® Exec VUL, Lincoln VULONE, Lincoln VULONE 2005, Lincoln VULONE 2007, Lincoln VULONE 2010, Lincoln VULcv-IV, Lincoln VULdb-IV,
Lincoln VULcv-II, Lincoln VULcv-III, Lincoln VULdb, Lincoln VULdb-II,
Lincoln Momentum VULone, Lincoln Momentum VULone 2005

LLANY Separate Account R for Flexible Premium Variable Life Insurance
Lincoln SVUL-IV, Lincoln PresevationEdge® SVUL, Lincoln SVULONE, Lincoln SVULONE 2007, Lincoln SVUL-II, Lincoln SVUL-III, Lincoln SVUL

LLANY Separate Account S for Flexible Premium Variable Life
Lincoln Corporate Commitment® VUL, Lincoln Corporate Variable 5,
Lincoln Corporate Variable 4, Lincoln CVUL Series III

Supplement dated April 1, 2022 to the 2021 Prospectus or Updating Summary Prospectus
This supplement updates the prospectus for your flexible premium variable life insurance policy issued by The Lincoln National Life Insurance Company or Lincoln Life & Annuity Company of New York (“Lincoln”). All other provisions in your prospectus remain unchanged. This supplement is for informational purposes and requires no action on your part.
Notice of Fund Substitution

On or about June 3, 2022 (the “Substitution Date”), in accordance with applicable law, Lincoln intends to replace the following “Existing Fund” with the corresponding “Replacement Fund:”
Existing Fund	Corresponding Replacement Fund
BlackRock Global Allocation V.I. Fund – Class I	LVIP BlackRock Global Allocation Fund – Standard Class
BlackRock Global Allocation V.I. Fund – Class III	LVIP BlackRock Global Allocation Fund – Service Class

As a result, your investments in the Existing Fund will be automatically transferred to the subaccount investing in the Replacement Fund on the Substitution Date.
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Same Policy Value, No Increase in Policy Fees or Charges. The substitution will not result in any change to your policy value or increase the fees and charges under your Policy. The substitution will be effected at the relative net asset values of the Existing Fund’s and the Replacement Fund’s shares.

•	No Cost, No Tax Consequences. The substitution will be performed at no cost to you, and there will be no tax consequences resulting from the substitution.
•	Existing Fund No Longer Available. The Existing Fund will no longer be available for investment after the Substitution Date.
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Voluntary Transfers From Now Until 30 Days After Substitution. From the date of this supplement until 30 days after the Substitution Date, you may make one transfer of policy value out of the Existing Fund to any subaccount option within the Policy. Lincoln will not exercise any rights it has reserved under the Policy to impose restrictions or fees on transfers under the Policy (other than with respect to “market timing” activities and Money Market Sub-Account restrictions for Policies issued with the No-Lapse Enhancement Rider) until at least 30 days after the Substitution Date. A transfer request may be made to the Administrative Office by logging into our website (www.LincolnFinancial.com), by sending in a transfer request form, or by calling the telephone number listed in the prospectus.

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Replacement Fund Prospectus. A prospectus for the Replacement Fund may be obtained electronically by accessing the following link: www.lfg.com/public/individual/exploreinsuranceannuities/lifeinsurance/variableuniversallife/lvipprospectusreports.

Please keep this supplement for future reference.